Shareholder Report, Average Annual Return (Details)	12 Months Ended
Sep. 30, 2024
CoreValues Alpha Greater China Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	23.01%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.60%